Leases (Details) - Schedule of Operating Lease Obligations - Dec. 31, 2023	CNY (¥)	USD ($)
Schedule of Operating Lease Obligations [Abstract]
2024 (remaining six months)	¥ 543,291	$ 76,232
2025	464,565	65,186
2026	223,563	31,369
2027
2028
Total lease payments	1,231,419	172,787
Less: Interest	66,662	9,355
Present value of lease liabilities	¥ 1,164,757	$ 163,432